Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA
SELECTED QUARTERLY FINANCIAL DATA (unaudited)

Selected financial data by calendar quarter were as follows (in millions):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2015
Total revenue (a)	$2,282	$2,338	$2,478	$2,599	$9,697
Depreciation on vehicles subject to operating leases	(816)	(858)	(956)	(1,010)	(3,640)
Interest expense	(638)	(599)	(582)	(597)	(2,416)
Total financing margin and other revenue	828	881	940	992	3,641
Provision for credit losses	67	72	100	108	347
Net income	306	340	365	352	1,363

2016
Total revenue (a)	$2,608	$2,688	$2,796	$2,817	$10,909
Depreciation on vehicles subject to operating leases	(1,014)	(1,075)	(1,085)	(1,155)	(4,329)
Interest expense	(646)	(687)	(697)	(725)	(2,755)
Total financing margin and other revenue	948	926	1,014	937	3,825
Provision for credit losses	128	137	138	144	547
Net income	358	296	386	333	1,373
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(a)	Represents Total financing revenue, Insurance premiums earned, and Other income, net.